FINANCIAL INSTRUMENTS (Details 1) $ in Thousands, in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	[1]	$ 5,206,334		$ 5,198,654
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		20,768
Other financial assets [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		1,543
Other financial assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		19,225
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		71,310		5,256
Hedging liabilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		71,310
Financial liabilities at amortised cost, category [member] | Bonds issued in US dollars [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		1,948,482
Financial liabilities at amortised cost, category [member] | Bonds issued in US dollars [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		1,948,482
Financial liabilities at amortised cost, category [member] | Bonds issued in UF [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value |			1,544,813
Financial liabilities at amortised cost, category [member] | Bonds issued in UF [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value |			1,544,813
Financial liabilities at amortised cost, category [member] | Bank borrowings in other Currencies [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		962,866		870,399
Financial liabilities at amortised cost, category [member] | Bank borrowings in other Currencies [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		14,655
Financial liabilities at amortised cost, category [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		63,441		107,363
Financial liabilities at amortised cost, category [member] | Finance lease [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		63,441
Financial liabilities at amortised cost, category [member] | Bank borrowings in US dollars [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		962,866
Financial liabilities at amortised cost, category [member] | Bank borrowings in US dollars [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		962,866
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		289		137
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		289
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		270,110		74,849
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		75
Financial assets at fair value through profit or loss, category [member] | Derivatives [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		75
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	[2]	270,035		$ 73,170
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		$ 270,035

[1]	Financial liabilities measured at amortized cost, other than “Trade and other payables”, “Accounts payable to related parties” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
[2]	Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.